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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099


                            Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Cash Reserves Fund
Schedule of Investments  9/30/07

Principal                                                            Value
 Amount
          COLLATERALIZED MORTGAGE OBLIGATION - 0.1 %
          Banks - 0.1 %
          Thrifts & Mortgage Finance - 0.1 %
 450,673  Federal Home Loan Mortgage, Corp., Multifamily
          VRD Certificate, Floating Rate Note, 1/15/42            $ 450,673
          TOTAL COLLATERALIZED MORTGAGE OBLIGATION
          (Cost  $450,673)                                        $ 450,673

          CORPORATE BONDS - 44.5 %
          Capital Goods - 3.7 %
          Construction & Farm Machinery & Heavy Trucks - 0.0 %
 100,000 Caterpillar Financial Services, Floating Rate Note, 2/11$ 100,028 Industrial Conglomerates - 3.6 %
22,900,000GE Capital Corp., Floating Rate Note, 10/17/07          $22,900,330
9,000,000 General Electric Capital Corp., 1/3/08                   9,002,448
                                                                  $31,902,778
          Total Capital Goods                                     $32,002,806
          Banks - 14.5 %
          Diversified Banks - 14.4 %
8,675,000 Barclays Bank NY Plc, 5.41%, 6/2/08                     $8,675,000
30,500,000BNP Paribas, Floating Rate Note, 3/26/08 (144A)          30,500,000
10,000,000Credit Agricole, Floating Rate Note, 4/23/07 (144A)      10,000,000
4,100,000 Landesbk Baden-Wurtt NY, Floating Rate Note, 1/29/08     4,100,213
1,000,000 Nordea Bank AB., Floating Rate Note, 7/10/08 (144A)       999,922
5,880,000 RaboBank Nederland, Floating Rate Note, 3/14/08          5,880,000
2,710,000 Royal Bank of Canada, Floating Rate Note, 3/20/08        2,710,000
9,000,000 Royal Bank of Canada, Floating Rate Note, 6/6/08         9,000,000
10,520,000Royal Bank of Scotland Plc, Floating Rate Note, 4/11/08 10,522,413 4,400,000 Royal Bank of Scotland Plc, Floating Rate Note, 7/21/08 4,402,756
2,500,000 US Bancorp, 3.125%, 3/15/08                              2,470,994
4,650,000 US Bank, 4.125%, 3/17/08                                 4,624,423
 800,000  US Bank, 6.5%, 2/1/08                                     803,029
6,975,000 US Bank, Floating Rate Note, 10/1/07                     6,975,000
3,960,000 Wachovia Corp., 3.5%, 8/15/08                            3,896,175
1,800,000 Wachovia Corp., Floating Rate Note, 11/8/07              1,800,186
6,100,000 Wells Fargo & Co., Floating Rate Note, 1/2/08            6,101,533
3,360,000 Wells Fargo & Co., Floating Rate Note, 3/10/08           3,361,084
9,175,000 Wells Fargo & Co., Floating Rate Note, 7/14/08 (144A)    9,179,782
5,825,000 Westpac Banking Floating Rate Note, 12/6/07              5,825,000
                                                                  $131,827,510
          Regional Banks - 0.0 %
 575,000  Suntrust Bank Atlanta, Floating Rate Note, 4/2/08       $ 575,291
 270,000  Suntrust Banks, 4.0% 10/15/08                             267,386
                                                                  $ 842,677
          Total Banks                                             $132,670,187
          Diversified Financials - 20.5 %
          Consumer Finance - 2.3 %
1,000,000 American Express, Floating Rate Note, 11/21/07          $1,000,138
7,000,000 American Express, Floating Rate Note, 3/5/08             7,000,000
 250,000  HSBC Finance Corp. Floating Rate Note, 5/9/08             250,236
6,845,000 National Rural Utilities, Floating Rate Note, 7/3/08     6,843,667
5,080,000 SLM Corp., Floating Rate Note, 4/18/08                   5,080,038
                                                                  $20,174,079
          Diversified Capital Markets - 0.3 %
2,595,000 Credit Suisse First Boston, 5.4%, 12/21/07              $2,594,873
          Investment Banking & Brokerage - 7.6 %
5,135,000 Bear Stearns Co., Floating Rate Note, 4/29/08           $5,139,884
15,080,000Credit Suisse First Boston, Floating Rate Note, 6/2/08   15,094,823
 500,000  Goldman Sachs Group, Inc., Floating Rate Note, 10/5/07    500,008
 500,000  Goldman Sachs Group, Inc., Floating Rate Note, 2/26/08    500,911
1,300,000 Lehman Brothers Holdings, Floating Rate Note, 4/2/08     1,300,346
8,000,000 Merrill Lynch & Co., Inc., Floating Rate Note, 3/24/08   8,000,000
2,380,000 Merrill Lynch & Co., 5.46%, 6/16/08                      2,378,932
4,400,000 Merrill Lynch & Co., Floating Rate Note, 2/14/08         4,401,023
 250,000  Merrill Lynch & Co., Floating Rate Note, 8/22/08          249,498
8,820,000 Morgan Stanley, Floating Rate Note, 1/18/08              8,824,136
10,150,000Morgan Stanley, Floating Rate Note, 11/9/07              10,151,670
 400,000  Morgan Stanley, Floating Rate Note, 3/14/08               399,896
9,000,000 Morgan Stanley, Floating Rate Note, 7/25/08              9,008,769
                                                                  $65,949,896
          Multi-Sector Holding - 1.0 %
8,630,000 Syenska Handelsbanken AB, 5.29%, 3/13/07                $8,630,000
          Diversified Financial Services - 9.2 %
4,550,000 Caterpillar Financial Services, Floating Rate Note, 4/17$4,550,710
13,000,000Citigroup Global Markets, Floating Rate Note, 3/7/08     13,004,624
2,815,000 Citigroup, Inc., Floating Rate Note, 11/1/07             2,815,247
11,060,000Citigroup, Inc., Floating Rate Note, 5/2/08              11,065,962
4,530,000 JP Morgan Chase & Co., Floating Rate Note, 6/5/09        4,532,880
8,000,000 JP Morgan Chase & Co., Floating Rate Note , 5/15/08      8,010,702
6,518,000 JP Morgan Chase & Co., Floating Rate Note, 1/25/08       6,520,175
1,500,000 JP Morgan Chase & Co., Floating Rate Note, 12/2/08       1,501,336
1,000,000 JP Morgan Chase & Co., Floating Rate Note, 10/1/07       1,000,000
7,305,000 MBNA Corp., Floating Rate Note, 5/5/08                   7,324,634
3,986,000 Toyota Motor Credit Corp., 2.875%, 8/1/08                3,906,720
10,000,000Toyota Motor Credit Corp., Floating Rate Note, 4/15/08   10,001,794
7,500,000 Toyota Motor Credit Corp., Floating Rate Note, 9/15/08   7,500,000
                                                                  $81,734,784
          Total Diversified Financials                            $179,083,632
          Insurance - 5.1 %
          Life & Health Insurance - 3.4 %
8,000,000 Met Life Global Funding I, Floating Rate Note, 2/28/08 ($8,000,000
8,735,000 Met Life Global Funding I, Floating Rate Note, 8/14/08   8,737,287
9,760,000 Met Life, Inc., Floating Rate Note, 11/9/07              9,760,469
3,035,000 Met Life, Inc., Floating Rate Note, 10/5/07              3,035,024
                                                                  $29,532,780
          Multi-Line Insurance - 1.7 %
5,870,000 American General Finance, Floating Rate Note, 1/18/08   $5,872,505
9,000,000 American General Finance, Floating Rate Note, 6/27/08    9,001,798
                                                                  $14,874,303
          Total Insurance                                         $44,407,083
          Technology Hardware & Equipment - 0.6 %
          Computer Hardware - 0.6 %
5,000,000 IBM Corp., Floating Rate Notes, Extendable, (144A)      $5,000,000
          Total Technology Hardware & Equipment                   $5,000,000
          Telecommunication Services - 0.2 %
          Integrated Telecommunication Services - 0.2 %
1,560,000 AT&T, Inc., Floating Rate Note, 5/15/08                 $1,558,724
 500,000  BellSouth Corp., Floating Rate Note, 11/15/07             499,925
                                                                  $2,058,649
          Total Telecommunication Services                        $2,058,649
          TOTAL CORPORATE BONDS
          (Cost  $395,222,357)                                    $395,222,357

          U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.9 %
          Banks - 0.3 %
          Thrifts & Mortgage Finance - 0.3 %
2,245,000 Federal National Mortgage Association, 5.3%, 1/8/08     $2,245,000
          Total Banks                                             $2,245,000
          Government - 1.6 %
9,325,000 Fed Home Loan Bank, 5.375%, 8/20/08                     $9,325,000
4,700,000 Fed Home Loan Bank, 5.375%, 9/5/08                       4,700,000
                                                                  $14,025,000
          TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
          (Cost  $16,270,000)                                     $16,270,000

          MUNICIPAL BONDS - 1.0 %
          Government - 1.0 %
          Government - 0.3 %
2,110,000 Southern Ute Indian Tribe, Floating Rate Note, 1/1/27 $2,110,000 1,000,000 Texas State Var-Ref-Taxable, Floating Rate Note, 12/1/26 1,000,000
                                                                  $3,110,000
          Municipal  Development - 0.1 %
 700,000 Nassau County NY Indl Dev, Floating Rate Note, 11/1/14 $ 700,000 Municipal Single Family Housing - 0.6 %
5,120,000 Iowa Finance Authority, REV, Floating Rate Note, 7/1/37 $5,120,000
          TOTAL MUNICIPAL BONDS
          (Cost  $8,930,000)                                      $8,930,000

          TEMPORARY CASH INVESTMENTS - 48.0 %
          Commercial Paper - 48.0 %
8,900,000 Abbey National Plc, 5.07%, 10/2/07                      $8,898,747
9,200,000 Abn Amro Bank NV, 5.36%, 1/10/08                         9,200,251
8,700,000 Alliance & Leicester Plc., 5.23%, 11/6/07 (144A)         8,654,565
4,600,000 Alliance & Leicester Plc., 5.25%, 10/26/07 (144A)        4,583,229
2,390,000 Alliance & Leicester Plc., 5.53%, 11/30/07 (144A)        2,367,972
9,000,000 Anglo Irish Bank, Inc., 5.19%, 3/4/08                    8,798,888
9,000,000 Anglo Irish Bank, Inc., 5.23%, 3/5/08                    8,796,030
10,000,000Banco Bilbao Vizcaya, 5.1%, 10/4/07 (144A)               9,995,750
4,600,000 Banco Bilbao Vizcaya, 5.25%, 10/22/07 (144A)             4,585,912
4,585,000 Banco Bilbao Vizcaya, 5.26%, 10/10/07 (144A)             4,578,971
2,420,000 Bank of America Corp., 4.9%, 11/8/07                     2,405,835
8,850,000 Bank of America Corp., 5.26%, 10/10/07                   8,838,774
4,800,000 Bank of America Corp., 5.26%, 10/31/07                   4,778,960
2,000,000 Bank of America Corp., 5.26%, 10/5/07                    1,998,831
4,750,000 Bank of America Corp., 5.3%, 2/7/08                      4,659,790
5,000,000 Bank of America Corp., 5.35%, 10/12/07                   4,991,827
5,000,000 Bank of America Corp., 5.45%, 11/20/07                   4,962,500
 600,000  Bank of America Corp., 5.5%, 10/26/07                     597,708
9,100,000 Bank of Ireland, 5.17%, 10/12/07 (144A)                  9,085,624
5,620,000 Bank of Ireland, 5.25%, 11/08/07 (144A)                  5,589,042
4,750,000 Bank of Ireland, 5.27%, 1/14/08 (144A)                   4,676,989
5,000,000 Barclays Bank Plc, 5.32%, 10/24/07                       5,000,000
6,430,000 Bayerische Landesbank NY, 5.33%, 11/20/07                6,430,039
8,700,000 BNP Paribas SA, 5.2%, 10/1/07                            8,700,000
4,250,000 Caisse National Des Caisses D'eparagne Et De Prevoyance, 4,233,856
4,600,000 CBA Delaware, Inc., 5.23%, 10/29/07                      4,581,288
9,500,000 CBA Delaware, Inc., 5.67%, 11/6/07                       9,446,135
 200,000  CBA Delaware, Inc., 5.72%, 10/9/07                        199,746
4,760,000 Cit Group, 5.25%, 10/12/07                               4,751,128
4,630,000 Cit Group, 5.26%, 12/14/07                               4,579,939
 390,000  Cit Group, 5.35%, 10/31/07                                388,261
4,475,000 Citibank N.A, 5.31%, 11/01/07                            4,475,000
7,000,000 Citibank N.A, 5.32%, 11/09/07                            7,000,000
2,000,000 Citibank N.A, 5.335%, 11/09/07                           2,000,000
2,400,000 Citibank N.A, 5.55%, 12/3/07                             2,400,000
9,000,000 Credit Agricole SA, 5.305%, 11/7/07                      9,000,031
4,200,000 Credit Agricole SA, 5.32%, 11/1/07                       4,199,976
4,000,000 Danske Corp., 5.165%, 10/30/07 (144A)                    3,983,358
3,325,000 Danske Corp., 5.4%, 10/12/07 (144A)                      3,319,530
7,000,000 Danske Corp., 5.545%, 12/11/07 (144A)                    6,923,448
4,000,000 Depfa Bank Plc, 5.32%, 10/26/07                          4,000,000
5,000,000 Depfa Bank Plc, 5.6%, 10/29/07                           5,000,000
8,760,000 Deutsche Bank, 5.31%, 10/10/07                           8,760,000
4,570,000 Deutsche Bank, 5.34%, 4/14/08                            4,570,000
9,095,000 Deutsche Bank, 5.37%, 10/12/07                           9,095,000
4,295,000 Deutsche Bank, 5.37%, 5/22/08                            4,295,000
4,095,000 Deutsche Bank, 5.4%, 1/9/08                              4,095,000
4,600,000 Deutsche Bank, 5.4%, 7/28/08                             4,600,000
1,000,000 Dexia Delaware LLC, 5.42%, 11/5/07                        994,701
13,050,000Dresdner U.S. Finance, Inc., 4.95%, 10/2/07              13,050,000
4,700,000 Eaton Corp., 5.32%, 12/14/07                             4,648,603
4,200,000 Fortis Bank New York, 5.305%, 2/19/08                    4,200,079
7,100,000 Fortis Bank New York, 5.8%, 10/5/07                      7,100,000
 900,000  HBOS Treasury Services Plc, 5.24%, 10/25/07               896,730
5,835,000 HBOS Treasury Services Plc, 5.245%, 10/12/07             5,825,649
3,245,000 HBOS Treasury Services Plc, 5.65%, 11/1/07               3,229,212
3,840,000 HBOS Treasury Services Plc, 5.65%, 12/7/07               3,799,621
5,000,000 HBOS Treasury Services Plc, 5.42%, 6/18/08               4,998,977
 200,000  HSBC Bank U.S.A., Floating Rate Note, 7/28/08             199,790
25,000,000Met Life Funding Corp., 428%, 10/1/07                    25,000,000
4,660,000 Nordea Bank, NY, 5.315%, 2/20/08                         4,660,000
9,575,000 Nordea North America, Inc., 5.44%, 10/30/07              9,533,040
 250,000  Nordea North America, Inc., 5.65%, 10/04/07               249,882
 300,000  Royal Bank of Canada, 5.0%, 10/3/07                       299,917
5,000,000 Societe Generale North America, 5.175%, 10/16/07         4,989,219
4,675,000 Societe Generale North America, 5.185%, 2/8/08           4,587,467
4,400,000 Societe Generale North America, 5.155%, 11/14/07         4,372,278
9,000,000 Societe Generale North America, 5.165%, 11/7/07          8,952,224
1,503,000 Societe Generale North America, 5.23%, 11/9/07           1,494,484
7,110,000 Societe Generale North America, 5.235%, 11/5/07          7,074,112
 450,000  Societe Generale North America, 5.28%, 11/13/07           447,162
 600,000  Societe Generale North America, 5.28%, 11/26/07           595,072
10,360,000Svenska Handelsbank, 5.25%, 11/6/07                      10,305,354
7,200,000 Svenska Handelsbank, 5.6%, 12/7/07                       7,124,960
 100,000  Svenska Handelsbank, 5.69%, 11/9/07                        99,384
5,000,000 UBS Finance LLC, 5.165%, 10/9/07                         4,994,261
7,000,000 UBS Finance LLC, 5.205%, 12/12/07                        6,927,130
3,500,000 UBS Finance LLC, 5.25%, 2/19/08                          3,428,031
3,000,000 UBS Finance LLC, 5.275%, 12/21/07                        2,964,394
1,400,000 UBS Finance LLC, 5.26%, 10/12/07                         1,397,750
 340,000  UBS Finance LLC, 5.55%, 12/31/07                          335,230
 400,000  UBS Finance LLC, 5.7%, 10/22/07                           398,717
12,920,000UBS Finance LLC, 5.20%, 1/8/08                           12,735,243
 150,000  UBS Finance LLC, 5.3%, 1/23/08                            147,482
4,700,000 Westpac Banking Corp., 5.46%, 12/13/07 (144A)            4,647,963
 600,000  Westpac Banking Corp., 5.55%, 11/13/07 (144A)             596,022
                                                                  $436,373,070
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $436,373,070)                                    $436,373,070

          TOTAL INVESTMENT IN SECURITIES - 98.6%
          (Cost  $857,246,100)                                    $857,246,100

          OTHER ASSETS AND LIABILITIES - 1.4%                     $12,494,261

          TOTAL NET ASSETS - 100.0%                               $869,740,361

   144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2007, the value of these securities amounted to
$152,193,248
          or 17.5% of total net assets.

(a) At September 30, 2007, cost for federal income tax purposes was $857,246,100.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Money Market Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2007

* Print the name and title of each signing officer under his or her signature.